JPMorgan Diversified Fund
Schedule of Portfolio Investments as of September 30, 2023
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY.  IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2023.

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 57.9%
Aerospace & Defense — 1.1%
Axon Enterprise, Inc. *	—	9
Boeing Co. (The) *	—	75
General Dynamics Corp.	1	200
Howmet Aerospace, Inc.	4	163
Huntington Ingalls Industries, Inc.	—	4
L3Harris Technologies, Inc.	—	23
Lockheed Martin Corp.	—	64
Melrose Industries plc (United Kingdom)	28	162
Northrop Grumman Corp.	2	719
Rolls-Royce Holdings plc (United Kingdom) *	53	141
RTX Corp.	3	229
Safran SA (France)	15	2,302
Textron, Inc.	—	10
Thales SA (France)	1	88
TransDigm Group, Inc. *	—	33
Woodward, Inc.	1	151
		4,373
Air Freight & Logistics — 0.2%
CH Robinson Worldwide, Inc.	—	5
Deutsche Post AG (Germany)	15	615
Expeditors International of Washington, Inc.	—	12
FedEx Corp.	1	170
United Parcel Service, Inc., Class B	1	136
		938
Automobile Components — 0.0% ^
Aptiv plc *	—	19
BorgWarner, Inc.	—	6
LCI Industries	2	147
		172
Automobiles — 0.6%
Dr Ing hc F Porsche AG (Preference) (Germany) (a)	1	130
Ford Motor Co.	3	33
General Motors Co.	1	31
Mercedes-Benz Group AG (Germany)	3	185
Stellantis NV	12	227
Tesla, Inc. *	6	1,661
		2,267
Banks — 4.1%
AIB Group plc (Ireland)	34	153
Banco Bilbao Vizcaya Argentaria SA (Spain)	24	191
Banco de Sabadell SA (Spain)	94	109
Bank Central Asia Tbk. PT (Indonesia)	1,188	677
Bank of America Corp.	51	1,405
Bank of Ireland Group plc (Ireland)	18	176
BankUnited, Inc.	5	112

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Banks — continued
BNP Paribas SA (France)	3	173
Citigroup, Inc.	4	174
Citizens Financial Group, Inc.	5	142
Comerica, Inc.	—	11
Commerce Bancshares, Inc.	3	151
Cullen/Frost Bankers, Inc.	2	153
DBS Group Holdings Ltd. (Singapore)	79	1,933
Fifth Third Bancorp	1	30
First Citizens BancShares, Inc., Class A	—	142
First Financial Bancorp	7	133
First Hawaiian, Inc.	7	135
First Interstate BancSystem, Inc., Class A	6	138
HDFC Bank Ltd., ADR (India)	29	1,690
Huntington Bancshares, Inc.	2	26
KBC Group NV (Belgium)	14	870
KeyCorp	2	18
Lloyds Banking Group plc (United Kingdom)	1,879	1,010
M&T Bank Corp.	3	397
Mitsubishi UFJ Financial Group, Inc. (Japan)	78	661
Nordea Bank Abp (Finland)	19	205
PNC Financial Services Group, Inc. (The)	2	233
Regions Financial Corp.	12	214
Sberbank of Russia PJSC (Russia) ‡	18	1
ServisFirst Bancshares, Inc.	3	143
TCS Group Holding plc, GDR (Russia) ‡ * (b)	—	—
Toronto-Dominion Bank (The) (Canada)	24	1,466
Truist Financial Corp.	1	26
UniCredit SpA (Italy)	45	1,061
US Bancorp	18	581
Wells Fargo & Co.	42	1,704
Wintrust Financial Corp.	2	188
Zions Bancorp NA	—	11
		16,643
Beverages — 1.1%
Brown-Forman Corp., Class B	—	7
Carlsberg A/S, Class B (Denmark)	2	191
Coca-Cola Co. (The)	53	2,988
Coca-Cola HBC AG (Italy) *	6	176
Constellation Brands, Inc., Class A	1	176
Diageo plc (United Kingdom)	15	550
Keurig Dr Pepper, Inc.	6	181
Molson Coors Beverage Co., Class B	—	—
Monster Beverage Corp. *	1	38
PepsiCo, Inc.	1	198
Primo Water Corp.	13	182
		4,687

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Biotechnology — 1.6%
AbbVie, Inc.	16	2,432
Alnylam Pharmaceuticals, Inc. *	1	150
Amgen, Inc.	—	99
Biogen, Inc. *	1	314
Exact Sciences Corp. *	3	178
Gilead Sciences, Inc.	1	64
Incyte Corp. *	—	6
Moderna, Inc. *	—	23
Natera, Inc. *	2	96
Regeneron Pharmaceuticals, Inc. *	3	2,564
Vertex Pharmaceuticals, Inc. *	2	497
		6,423
Broadline Retail — 1.8%
Amazon.com, Inc. *	53	6,740
eBay, Inc.	1	16
Etsy, Inc. *	—	—
JD.com, Inc., ADR (China)	14	416
Moran Foods Backstop Equity ‡ *	3	3
MYT Holding LLC ‡ *	37	13
Prosus NV (China) *	5	142
Savers Value Village, Inc. *	4	78
		7,408
Building Products — 0.6%
A O Smith Corp.	—	6
Allegion plc	—	—
AZEK Co., Inc. (The) *	6	165
Carlisle Cos., Inc.	1	128
Carrier Global Corp.	1	32
Daikin Industries Ltd. (Japan)	3	533
Fortune Brands Innovations, Inc.	2	131
Hayward Holdings, Inc. *	13	183
Johnson Controls International plc	—	25
Kingspan Group plc (Ireland)	2	148
Masco Corp.	—	—
Simpson Manufacturing Co., Inc.	2	231
Trane Technologies plc	3	676
		2,258
Capital Markets — 2.7%
3i Group plc (United Kingdom)	38	963
Ameriprise Financial, Inc.	1	414
Amundi SA (France) (b)	2	110
AssetMark Financial Holdings, Inc. *	5	125
Bank of New York Mellon Corp. (The)	1	23
BlackRock, Inc.	—	63
Blackstone, Inc.	4	377
Cboe Global Markets, Inc.	—	12

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Capital Markets — continued
Charles Schwab Corp. (The)	15	821
CME Group, Inc.	12	2,320
Deutsche Boerse AG (Germany)	4	663
DWS Group GmbH & Co. KGaA (Germany) (b)	3	109
Evercore, Inc., Class A	1	201
FactSet Research Systems, Inc.	—	11
Goldman Sachs Group, Inc. (The)	—	73
Intercontinental Exchange, Inc.	1	61
Japan Exchange Group, Inc. (Japan)	22	398
MarketAxess Holdings, Inc.	—	5
Moelis & Co., Class A	2	110
Moody's Corp.	—	48
Morgan Stanley	13	1,065
Morningstar, Inc.	1	137
MSCI, Inc.	—	28
Nasdaq, Inc.	—	11
Northern Trust Corp.	2	108
Raymond James Financial, Inc.	—	13
S&P Global, Inc.	6	2,309
State Street Corp.	1	100
StepStone Group, Inc., Class A	6	197
T. Rowe Price Group, Inc.	1	78
		10,953
Chemicals — 1.3%
Air Liquide SA (France)	5	866
Air Products and Chemicals, Inc.	—	44
Albemarle Corp.	—	14
Axalta Coating Systems Ltd. *	9	243
Balchem Corp.	1	73
Celanese Corp.	—	8
CF Industries Holdings, Inc.	—	11
Corteva, Inc.	1	25
Dow, Inc.	13	684
DuPont de Nemours, Inc.	—	23
Eastman Chemical Co.	3	178
Ecolab, Inc.	—	35
FMC Corp.	—	4
International Flavors & Fragrances, Inc.	—	12
Linde plc	1	125
Linde plc	2	847
LyondellBasell Industries NV, Class A	—	17
Mosaic Co. (The)	—	8
Perimeter Solutions SA *	14	62
PPG Industries, Inc.	3	423
Quaker Chemical Corp.	1	198

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Chemicals — continued
Sherwin-Williams Co. (The)	—	42
Shin-Etsu Chemical Co. Ltd. (Japan)	45	1,301
		5,243
Commercial Services & Supplies — 0.4%
Brady Corp., Class A	2	81
Casella Waste Systems, Inc., Class A *	3	221
Cintas Corp.	—	29
Copart, Inc. *	7	300
Driven Brands Holdings, Inc. *	8	105
Elis SA (France)	7	124
MSA Safety, Inc.	2	272
RB Global, Inc. (Canada)	3	155
Republic Services, Inc.	—	27
Rollins, Inc.	—	7
SPIE SA (France)	4	126
Stericycle, Inc. *	4	183
UniFirst Corp.	1	146
Waste Management, Inc.	—	39
		1,815
Communications Equipment — 0.1%
Arista Networks, Inc. *	1	148
Cisco Systems, Inc.	5	259
F5, Inc. *	—	10
Juniper Networks, Inc.	—	1
Motorola Solutions, Inc.	—	32
		450
Construction & Engineering — 0.8%
AECOM	1	120
Quanta Services, Inc.	2	332
Vinci SA (France)	22	2,450
WillScot Mobile Mini Holdings Corp. *	7	273
		3,175
Construction Materials — 0.2%
Buzzi SpA (Italy)	5	134
Heidelberg Materials AG (Germany)	2	135
Martin Marietta Materials, Inc.	—	263
Vulcan Materials Co.	2	442
		974
Consumer Finance — 0.3%
American Express Co.	4	649
Capital One Financial Corp.	5	452
Discover Financial Services	—	15
Synchrony Financial	—	7
		1,123

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Consumer Staples Distribution & Retail — 1.0%
Albertsons Cos., Inc., Class A	5	121
Alimentation Couche-Tard, Inc. (Canada)	14	719
BJ's Wholesale Club Holdings, Inc. *	3	243
Casey's General Stores, Inc.	1	221
Costco Wholesale Corp.	—	172
Dollar General Corp.	1	61
Dollar Tree, Inc. *	—	15
Jeronimo Martins SGPS SA (Portugal)	1	16
Koninklijke Ahold Delhaize NV (Netherlands)	9	260
Kroger Co. (The)	1	20
Performance Food Group Co. *	4	235
Seven & i Holdings Co. Ltd. (Japan)	15	583
Sysco Corp.	—	23
Target Corp.	—	35
Wal-Mart de Mexico SAB de CV (Mexico)	292	1,101
Walmart, Inc.	1	168
X5 Retail Group NV, GDR (Russia) ‡ * (b)	1	—
		3,993
Containers & Packaging — 0.2%
Amcor plc	1	9
AptarGroup, Inc.	2	258
Avery Dennison Corp.	—	11
Ball Corp.	—	11
International Paper Co.	—	8
Packaging Corp. of America	1	236
Sealed Air Corp.	—	2
Silgan Holdings, Inc.	2	66
WestRock Co.	3	91
		692
Distributors — 0.0% ^
Genuine Parts Co.	—	14
Inchcape plc (United Kingdom)	8	69
LKQ Corp.	—	9
Pool Corp.	—	101
		193
Diversified Consumer Services — 0.0% ^
Bright Horizons Family Solutions, Inc. *	2	197
Diversified Telecommunication Services — 0.3%
AT&T, Inc.	5	74
Koninklijke KPN NV (Netherlands)	49	162
Nippon Telegraph & Telephone Corp. (Japan)	528	625
Telkom Indonesia Persero Tbk. PT (Indonesia)	1,592	386
Verizon Communications, Inc.	6	188
		1,435

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Electric Utilities — 0.9%
Alliant Energy Corp.	—	8
American Electric Power Co., Inc.	—	27
Constellation Energy Corp.	—	24
Duke Energy Corp.	1	47
Edison International	2	118
Entergy Corp.	1	62
Evergy, Inc.	—	—
Eversource Energy	—	—
Exelon Corp.	1	26
FirstEnergy Corp.	—	12
NextEra Energy, Inc.	32	1,819
NRG Energy, Inc.	—	6
PG&E Corp. *	41	663
Portland General Electric Co.	4	164
PPL Corp.	—	7
Southern Co. (The)	1	67
SSE plc (United Kingdom)	30	592
Xcel Energy, Inc.	3	158
		3,800
Electrical Equipment — 0.7%
Accelleron Industries AG (Switzerland)	5	127
AMETEK, Inc.	2	267
Eaton Corp. plc	4	773
Emerson Electric Co.	—	38
Generac Holdings, Inc. *	1	100
Hubbell, Inc.	1	181
Legrand SA (France)	12	1,051
Prysmian SpA (Italy)	3	136
Rockwell Automation, Inc.	—	22
Schneider Electric SE	1	202
Shoals Technologies Group, Inc., Class A *	5	98
		2,995
Electronic Equipment, Instruments & Components — 0.4%
Amphenol Corp., Class A	1	48
Badger Meter, Inc.	1	194
CDW Corp.	—	90
Corning, Inc.	1	16
Fabrinet (Thailand) *	1	113
Jabil, Inc.	1	187
Keyence Corp. (Japan)	2	592
Keysight Technologies, Inc. *	—	16
nLight, Inc. *	6	65
Novanta, Inc. *	2	221
TD SYNNEX Corp.	1	121
TE Connectivity Ltd.	—	27
Teledyne Technologies, Inc. *	—	14

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Electronic Equipment, Instruments & Components — continued
Trimble, Inc. *	—	9
Zebra Technologies Corp., Class A *	—	8
		1,721
Energy Equipment & Services — 0.3%
Aker Solutions ASA (Norway) (b)	14	58
Baker Hughes Co.	22	773
Halliburton Co.	1	25
Schlumberger NV	1	57
TechnipFMC plc (United Kingdom)	13	274
		1,187
Entertainment — 0.2%
Activision Blizzard, Inc.	1	46
CTS Eventim AG & Co. KGaA (Germany)	2	101
Electronic Arts, Inc.	—	20
Liberty Media Corp-Liberty Live, Class C *	1	48
Live Nation Entertainment, Inc. *	—	8
Netflix, Inc. *	1	345
Take-Two Interactive Software, Inc. *	1	168
Walt Disney Co. (The) *	1	102
Warner Bros Discovery, Inc. *	2	17
		855
Financial Services — 1.4%
Berkshire Hathaway, Inc., Class B *	3	1,090
Fidelity National Information Services, Inc.	—	22
Fiserv, Inc. *	1	48
FleetCor Technologies, Inc. *	1	126
Global Payments, Inc.	—	21
Jack Henry & Associates, Inc.	—	8
Mastercard, Inc., Class A	10	3,920
MGIC Investment Corp.	6	103
PayPal Holdings, Inc. *	1	44
Visa, Inc., Class A	1	254
WEX, Inc. *	1	264
		5,900
Food Products — 0.5%
Archer-Daniels-Midland Co.	1	28
Bunge Ltd.	—	11
Freshpet, Inc. *	2	135
General Mills, Inc.	1	26
Hershey Co. (The)	—	21
Hormel Foods Corp.	—	8
J M Smucker Co. (The)	—	—
Kellogg Co.	—	6
Kraft Heinz Co. (The)	5	162
Lamb Weston Holdings, Inc.	—	9

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Food Products — continued
McCormick & Co., Inc. (Non-Voting)	—	13
Mondelez International, Inc., Class A	1	65
Nestle SA (Registered)	12	1,376
Post Holdings, Inc. *	2	155
Tyson Foods, Inc., Class A	—	2
Utz Brands, Inc.	10	136
		2,153
Gas Utilities — 0.0% ^
Atmos Energy Corp.	—	11
Ground Transportation — 1.1%
Canadian National Railway Co. (Canada)	9	1,007
CSX Corp.	2	42
JB Hunt Transport Services, Inc.	1	180
Knight-Swift Transportation Holdings, Inc.	3	167
Landstar System, Inc.	1	186
Norfolk Southern Corp.	2	466
Old Dominion Freight Line, Inc.	1	186
Uber Technologies, Inc. *	47	2,153
Union Pacific Corp.	1	242
		4,629
Health Care Equipment & Supplies — 0.8%
Abbott Laboratories	1	115
Align Technology, Inc. *	1	122
Baxter International, Inc.	1	13
Becton Dickinson & Co.	—	52
Boston Scientific Corp. *	7	356
Cooper Cos., Inc. (The)	1	167
Dentsply Sirona, Inc.	—	—
Dexcom, Inc. *	—	25
Edwards Lifesciences Corp. *	1	29
Envista Holdings Corp. *	6	153
GE HealthCare Technologies, Inc.	—	18
Hologic, Inc. *	—	12
Hoya Corp. (Japan)	9	942
ICU Medical, Inc. *	1	152
IDEXX Laboratories, Inc. *	—	24
Insulet Corp. *	—	—
Intuitive Surgical, Inc. *	1	314
Medtronic plc	2	162
Neogen Corp. *	6	118
QuidelOrtho Corp. *	2	152
ResMed, Inc.	—	15
STERIS plc	—	15
Stryker Corp.	—	64

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Health Care Equipment & Supplies — continued
Teleflex, Inc.	—	6
Zimmer Biomet Holdings, Inc.	1	106
		3,132
Health Care Providers & Services — 1.8%
Agiliti, Inc. *	10	66
Cardinal Health, Inc.	—	15
Cencora, Inc.	2	310
Centene Corp. *	—	26
Chemed Corp.	—	228
Cigna Group (The)	1	196
CVS Health Corp.	3	186
DaVita, Inc. *	—	3
Elevance Health, Inc.	—	71
Encompass Health Corp.	4	282
HCA Healthcare, Inc.	1	206
HealthEquity, Inc. *	3	246
Henry Schein, Inc. *	2	110
Humana, Inc.	—	42
Laboratory Corp. of America Holdings	1	147
McKesson Corp.	—	187
Molina Healthcare, Inc. *	—	13
NMC Health plc (United Arab Emirates) ‡ *	1	— (c)
Progyny, Inc. *	4	128
Quest Diagnostics, Inc.	1	94
UnitedHealth Group, Inc.	9	4,681
Universal Health Services, Inc., Class B	—	5
		7,242
Health Care REITs — 0.0% ^
Healthpeak Properties, Inc.	—	—
Ventas, Inc.	—	11
Welltower, Inc.	1	98
		109
Health Care Technology — 0.0% ^
Certara, Inc. *	6	94
Definitive Healthcare Corp. *	9	69
		163
Hotel & Resort REITs — 0.1%
Apple Hospitality REIT, Inc.	5	80
Host Hotels & Resorts, Inc.	1	8
Ryman Hospitality Properties, Inc.	2	178
		266
Hotels, Restaurants & Leisure — 1.6%
Airbnb, Inc., Class A *	—	40
Booking Holdings, Inc. *	—	537
Caesars Entertainment, Inc. *	—	5

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Hotels, Restaurants & Leisure — continued
Carnival Corp. *	1	9
Carnival plc *	6	69
Chipotle Mexican Grill, Inc. *	—	37
Darden Restaurants, Inc.	—	8
Domino's Pizza, Inc.	—	9
Expedia Group, Inc. *	—	10
Hilton Worldwide Holdings, Inc.	6	962
InterContinental Hotels Group plc (United Kingdom)	6	413
Las Vegas Sands Corp.	—	10
Marriott International, Inc., Class A	2	359
McDonald's Corp.	8	1,972
MGM Resorts International	—	1
Monarch Casino & Resort, Inc.	2	94
Norwegian Cruise Line Holdings Ltd. *	—	5
Planet Fitness, Inc., Class A *	3	149
Royal Caribbean Cruises Ltd. *	—	15
Sodexo SA (France)	1	145
Starbucks Corp.	1	72
Texas Roadhouse, Inc.	1	117
Wendy's Co. (The)	9	190
Whitbread plc (United Kingdom)	6	260
Wynn Resorts Ltd.	—	—
Yum! Brands, Inc.	9	1,054
		6,542
Household Durables — 0.3%
DR Horton, Inc.	—	23
Garmin Ltd.	1	138
Lennar Corp., Class A	—	19
Mohawk Industries, Inc. *	2	129
Newell Brands, Inc.	9	84
NVR, Inc. *	—	24
PulteGroup, Inc.	—	11
Sony Group Corp. (Japan)	9	695
Taylor Wimpey plc (United Kingdom)	65	93
Whirlpool Corp.	—	1
		1,217
Household Products — 0.2%
Church & Dwight Co., Inc.	—	15
Clorox Co. (The)	—	11
Colgate-Palmolive Co.	1	41
Energizer Holdings, Inc.	3	86
Kimberly-Clark Corp.	—	28
Procter & Gamble Co. (The)	3	453
		634

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Independent Power and Renewable Electricity Producers — 0.4%
AES Corp. (The)	—	6
RWE AG (Germany)	48	1,774
		1,780
Industrial Conglomerates — 0.1%
3M Co.	—	35
General Electric Co.	1	83
Honeywell International, Inc.	1	209
		327
Industrial REITs — 0.6%
EastGroup Properties, Inc.	2	242
Prologis, Inc.	18	2,029
		2,271
Insurance — 2.4%
Aflac, Inc.	1	40
AIA Group Ltd. (Hong Kong)	141	1,144
Allianz SE (Registered) (Germany)	6	1,443
Allstate Corp. (The)	—	20
American International Group, Inc.	1	30
Aon plc, Class A	—	46
Arch Capital Group Ltd. *	—	20
Arthur J Gallagher & Co.	—	34
Assurant, Inc.	—	5
Brown & Brown, Inc.	—	11
Chubb Ltd.	1	195
Cincinnati Financial Corp.	—	1
CNA Financial Corp.	2	72
Everest Group Ltd.	—	10
Fairfax Financial Holdings Ltd. (Canada)	—	131
Globe Life, Inc.	—	10
Hartford Financial Services Group, Inc. (The)	1	86
Kinsale Capital Group, Inc.	—	177
Loews Corp.	6	367
Marsh & McLennan Cos., Inc.	1	98
MetLife, Inc.	—	27
Muenchener Rueckversicherungs-Gesellschaft AG (Registered) (Germany)	3	1,009
Principal Financial Group, Inc.	—	—
Progressive Corp. (The)	18	2,503
Prudential Financial, Inc.	—	3
RLI Corp.	2	216
Tokio Marine Holdings, Inc. (Japan)	45	1,040
Travelers Cos., Inc. (The)	1	227
Willis Towers Watson plc	—	15
WR Berkley Corp.	2	112
Zurich Insurance Group AG (Switzerland)	2	689
		9,781

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Interactive Media & Services — 2.4%
Alphabet, Inc., Class A *	11	1,472
Alphabet, Inc., Class C *	15	1,946
IAC, Inc. *	3	123
Match Group, Inc. *	—	7
Meta Platforms, Inc., Class A *	15	4,520
Scout24 SE (Germany) (b)	2	138
Tencent Holdings Ltd. (China)	36	1,395
		9,601
IT Services — 0.3%
Accenture plc, Class A	2	488
Akamai Technologies, Inc. *	—	11
Cognizant Technology Solutions Corp., Class A	—	23
DXC Technology Co. *	—	4
EPAM Systems, Inc. *	—	10
Gartner, Inc. *	—	19
International Business Machines Corp.	1	190
MongoDB, Inc. *	1	209
Snowflake, Inc., Class A *	1	169
VeriSign, Inc. *	—	13
		1,136
Leisure Products — 0.1%
Acushnet Holdings Corp.	3	164
Brunswick Corp.	3	196
Games Workshop Group plc (United Kingdom)	1	115
Hasbro, Inc.	—	6
		481
Life Sciences Tools & Services — 0.3%
Agilent Technologies, Inc.	—	23
Azenta, Inc. *	2	97
Bio-Rad Laboratories, Inc., Class A *	—	1
Bio-Techne Corp.	—	7
Charles River Laboratories International, Inc. *	—	7
Danaher Corp.	2	477
Fortrea Holdings, Inc. *	2	35
Illumina, Inc. *	—	15
IQVIA Holdings, Inc. *	—	25
Mettler-Toledo International, Inc. *	—	84
Revvity, Inc.	—	9
Thermo Fisher Scientific, Inc.	1	347
Waters Corp. *	—	11
West Pharmaceutical Services, Inc.	—	19
		1,157
Machinery — 1.3%
Atlas Copco AB, Class A (Sweden)	52	698
Caterpillar, Inc.	—	96

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Machinery — continued
Cummins, Inc.	—	22
Deere & Co.	5	1,900
Douglas Dynamics, Inc.	3	86
Dover Corp.	1	177
Fortive Corp.	—	18
Gates Industrial Corp. plc *	3	29
Hillman Solutions Corp. *	18	150
IDEX Corp.	—	11
Illinois Tool Works, Inc.	—	44
Ingersoll Rand, Inc.	4	228
ITT, Inc.	1	44
Lincoln Electric Holdings, Inc.	1	220
Middleby Corp. (The) *	1	96
Nordson Corp.	—	8
Otis Worldwide Corp.	—	23
PACCAR, Inc.	1	31
Parker-Hannifin Corp.	—	35
Pentair plc	—	7
RBC Bearings, Inc. *	1	259
Rotork plc (United Kingdom)	31	116
Snap-on, Inc.	—	9
Stanley Black & Decker, Inc.	—	—
Timken Co. (The)	1	86
Toro Co. (The)	2	156
Volvo AB, Class B (Sweden)	40	830
Weir Group plc (The) (United Kingdom)	4	95
Westinghouse Air Brake Technologies Corp.	—	13
Xylem, Inc.	—	15
		5,502
Media — 0.3%
Charter Communications, Inc., Class A *	1	341
Comcast Corp., Class A	3	126
Fox Corp., Class A	—	5
Fox Corp., Class B	—	4
Interpublic Group of Cos., Inc. (The)	—	8
Liberty Broadband Corp., Class C *	2	137
Liberty Media Corp-Liberty SiriusXM *	5	129
News Corp., Class A	—	5
News Corp., Class B	—	2
Nexstar Media Group, Inc.	1	81
Omnicom Group, Inc.	—	11
Publicis Groupe SA (France)	2	117
Trade Desk, Inc. (The), Class A *	3	255
		1,221
Metals & Mining — 0.3%
BHP Group Ltd. (Australia)	33	926

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Metals & Mining — continued
Freeport-McMoRan, Inc.	3	126
Magnitogorsk Iron & Steel Works PJSC (Russia) ‡ *	19	—
MMC Norilsk Nickel PJSC (Russia) ‡ *	—	1
MMC Norilsk Nickel PJSC, ADR (Russia) ‡ *	—	—
Newmont Corp.	1	20
Nucor Corp.	—	27
Rio Tinto plc (Australia)	2	92
Severstal PAO, GDR (Russia) ‡ * (b)	2	1
Steel Dynamics, Inc.	—	11
		1,204
Multi-Utilities — 0.5%
Ameren Corp.	—	13
CenterPoint Energy, Inc.	1	12
CMS Energy Corp.	—	11
Consolidated Edison, Inc.	—	20
Dominion Energy, Inc.	3	150
DTE Energy Co.	—	14
Engie SA (France)	63	960
NiSource, Inc.	—	7
Northwestern Energy Group, Inc.	3	147
Public Service Enterprise Group, Inc.	11	629
Sempra	1	42
WEC Energy Group, Inc.	—	17
		2,022
Office REITs — 0.0% ^
Alexandria Real Estate Equities, Inc.	—	11
Boston Properties, Inc.	—	—
		11
Oil, Gas & Consumable Fuels — 3.3%
APA Corp.	—	9
BP plc (United Kingdom)	208	1,341
Cheniere Energy, Inc.	1	199
Chesapeake Energy Corp.	1	47
Chevron Corp.	8	1,400
ConocoPhillips	13	1,568
Coterra Energy, Inc.	4	109
Devon Energy Corp.	1	21
Diamondback Energy, Inc.	—	19
DT Midstream, Inc.	3	139
EOG Resources, Inc.	8	1,051
EQT Corp.	—	10
Exxon Mobil Corp.	3	324
Gazprom PJSC (Russia) ‡	28	1
Gaztransport Et Technigaz SA (France)	1	101
Hess Corp.	—	29
Kinder Morgan, Inc.	13	214

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Oil, Gas & Consumable Fuels — continued
Marathon Oil Corp.	—	10
Marathon Petroleum Corp.	—	42
Novatek PJSC (Russia) ‡	1	—
Occidental Petroleum Corp.	1	30
ONEOK, Inc.	—	25
Phillips 66	2	245
Pioneer Natural Resources Co.	3	591
Rosneft Oil Co. PJSC (Russia) ‡	5	—
Shell plc (Netherlands)	122	3,862
Targa Resources Corp.	—	13
TotalEnergies SE (France)	26	1,685
Valero Energy Corp.	—	34
Williams Cos., Inc. (The)	7	236
		13,355
Passenger Airlines — 0.1%
Alaska Air Group, Inc. *	—	5
American Airlines Group, Inc. *	1	8
Delta Air Lines, Inc.	—	17
Ryanair Holdings plc, ADR (Ireland) *	2	173
Southwest Airlines Co.	—	6
United Airlines Holdings, Inc. *	—	10
		219
Personal Care Products — 0.0% ^
Estee Lauder Cos., Inc. (The), Class A	—	23
Kenvue, Inc.	7	146
		169
Pharmaceuticals — 2.5%
AstraZeneca plc (United Kingdom)	10	1,302
Bristol-Myers Squibb Co.	25	1,471
Catalent, Inc. *	—	5
Eli Lilly & Co.	2	918
GSK plc	12	217
Hikma Pharmaceuticals plc (Jordan)	5	125
Johnson & Johnson	8	1,217
Merck & Co., Inc.	3	313
Novartis AG (Registered) (Switzerland)	5	535
Novo Nordisk A/S, Class B (Denmark)	31	2,789
Organon & Co.	—	3
Pfizer, Inc.	4	129
Roche Holding AG	3	840
Royalty Pharma plc, Class A	4	113
Viatris, Inc.	1	8
Zoetis, Inc.	—	55
		10,040

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Professional Services — 0.6%
Automatic Data Processing, Inc.	1	69
Broadridge Financial Solutions, Inc.	—	15
Ceridian HCM Holding, Inc. *	—	4
Equifax, Inc.	—	15
First Advantage Corp.	13	169
Jacobs Solutions, Inc.	—	12
Leidos Holdings, Inc.	—	9
Paychex, Inc.	—	25
Paycom Software, Inc.	—	8
Paycor HCM, Inc. *	7	163
RELX plc (United Kingdom)	22	752
RELX plc (United Kingdom)	30	1,018
Robert Half, Inc.	—	3
Verisk Analytics, Inc.	—	23
Verra Mobility Corp. *	8	143
		2,428
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A *	2	168
CoStar Group, Inc. *	—	21
Cushman & Wakefield plc *	14	104
		293
Residential REITs — 0.1%
American Homes 4 Rent, Class A	4	139
AvalonBay Communities, Inc.	—	17
Camden Property Trust	—	7
Equity Residential	—	14
Essex Property Trust, Inc.	—	9
Invitation Homes, Inc.	1	13
Mid-America Apartment Communities, Inc.	1	160
UDR, Inc.	—	7
		366
Retail REITs — 0.2%
Brixmor Property Group, Inc.	7	132
Federal Realty Investment Trust	1	114
Kimco Realty Corp.	10	180
NNN REIT, Inc.	5	171
Realty Income Corp.	1	24
Regency Centers Corp.	—	7
Simon Property Group, Inc.	—	24
		652
Semiconductors & Semiconductor Equipment — 4.3%
Advanced Micro Devices, Inc. *	11	1,112
Allegro MicroSystems, Inc. (Japan) *	3	86
Analog Devices, Inc.	6	1,104
Applied Materials, Inc.	1	80

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Semiconductors & Semiconductor Equipment — continued
ASML Holding NV (Netherlands)	3	1,730
ASML Holding NV (Registered), NYRS (Netherlands)	—	81
Broadcom, Inc.	1	589
Enphase Energy, Inc. *	—	11
Entegris, Inc.	2	147
First Solar, Inc. *	—	12
Infineon Technologies AG (Germany)	14	481
Intel Corp.	3	102
KLA Corp.	—	43
Lam Research Corp.	—	330
MACOM Technology Solutions Holdings, Inc. *	4	296
Microchip Technology, Inc.	—	29
Micron Technology, Inc.	1	51
Monolithic Power Systems, Inc.	—	15
NVIDIA Corp.	11	5,002
NXP Semiconductors NV (China)	9	1,773
ON Semiconductor Corp. *	—	28
Power Integrations, Inc.	3	236
Qorvo, Inc. *	—	5
QUALCOMM, Inc.	1	85
Skyworks Solutions, Inc.	—	10
SolarEdge Technologies, Inc. *	—	5
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	39	3,376
Teradyne, Inc.	2	232
Texas Instruments, Inc.	2	288
		17,339
Software — 4.2%
Adobe, Inc. *	2	1,070
ANSYS, Inc. *	—	18
Autodesk, Inc. *	—	30
Cadence Design Systems, Inc. *	1	190
Clearwater Analytics Holdings, Inc., Class A *	10	186
Confluent, Inc., Class A *	5	165
Crowdstrike Holdings, Inc., Class A *	1	145
Envestnet, Inc. *	3	115
Fair Isaac Corp. *	—	14
Fortinet, Inc. *	—	26
Gen Digital, Inc.	—	5
Guidewire Software, Inc. *	2	156
HashiCorp, Inc., Class A *	3	64
HubSpot, Inc. *	—	237
Intuit, Inc.	2	847
Microsoft Corp.	37	11,620
nCino, Inc. *	4	123
Oracle Corp.	8	816
Palo Alto Networks, Inc. *	2	387
PTC, Inc. *	—	11

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Software — continued
Qualys, Inc. *	—	55
Roper Technologies, Inc.	—	36
Salesforce, Inc. *	1	136
ServiceNow, Inc. *	—	79
Synopsys, Inc. *	—	235
Tyler Technologies, Inc. *	—	10
Workday, Inc., Class A *	1	160
Workiva, Inc. *	1	140
		17,076
Specialized REITs — 0.3%
American Tower Corp.	—	53
Crown Castle, Inc.	—	27
CubeSmart	5	178
Digital Realty Trust, Inc.	—	25
Equinix, Inc.	—	48
Extra Space Storage, Inc.	—	18
Iron Mountain, Inc.	—	12
Lamar Advertising Co., Class A	2	116
Public Storage	1	181
Rayonier, Inc.	4	125
SBA Communications Corp.	—	15
VICI Properties, Inc.	1	20
Weyerhaeuser Co.	8	250
		1,068
Specialty Retail — 1.2%
AutoZone, Inc. *	—	241
Bath & Body Works, Inc.	3	102
Best Buy Co., Inc.	1	81
CarMax, Inc. *	—	7
Dick's Sporting Goods, Inc.	1	102
Dunelm Group plc (United Kingdom)	1	12
Home Depot, Inc. (The)	1	328
Industria de Diseno Textil SA (Spain)	24	879
Lowe's Cos., Inc.	6	1,185
Murphy USA, Inc.	—	121
O'Reilly Automotive, Inc. *	—	38
Ross Stores, Inc.	11	1,175
TJX Cos., Inc. (The)	7	630
Tractor Supply Co.	—	15
Ulta Beauty, Inc. *	—	14
		4,930
Technology Hardware, Storage & Peripherals — 2.4%
Apple, Inc.	40	6,870
Hewlett Packard Enterprise Co.	1	15
HP, Inc.	—	15
NetApp, Inc.	—	11

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Technology Hardware, Storage & Peripherals — continued
Samsung Electronics Co. Ltd. (South Korea)	57	2,874
Seagate Technology Holdings plc	2	116
Western Digital Corp. *	—	6
		9,907
Textiles, Apparel & Luxury Goods — 0.5%
Columbia Sportswear Co.	1	101
HUGO BOSS AG (Germany)	1	86
Lululemon Athletica, Inc. *	1	149
LVMH Moet Hennessy Louis Vuitton SE (France)	2	1,420
NIKE, Inc., Class B	1	81
Ralph Lauren Corp.	1	142
Tapestry, Inc.	—	4
		1,983
Tobacco — 0.1%
Altria Group, Inc.	1	51
Philip Morris International, Inc.	3	267
		318
Trading Companies & Distributors — 0.3%
Air Lease Corp.	2	89
Applied Industrial Technologies, Inc.	1	199
Ashtead Group plc (United Kingdom)	3	152
Core & Main, Inc., Class A *	4	104
Fastenal Co.	—	22
Ferguson plc	5	731
United Rentals, Inc.	—	20
WW Grainger, Inc.	—	22
		1,339
Water Utilities — 0.0% ^
American Water Works Co., Inc.	—	17
Wireless Telecommunication Services — 0.0% ^
T-Mobile US, Inc. *	1	135
Total Common Stocks (Cost $171,472)		236,096
	PRINCIPAL AMOUNT ($000)
U.S. Treasury Obligations — 11.5%
U.S. Treasury Bonds
1.13%, 8/15/2040	8,000	4,548
1.75%, 8/15/2041	3,000	1,868
2.75%, 11/15/2042	1,800	1,314
1.25%, 5/15/2050	8,250	3,892
2.38%, 5/15/2051	2,000	1,269

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — continued
U.S. Treasury Notes
0.88%, 1/31/2024 (d)	7,843	7,726
1.75%, 3/15/2025	500	476
0.25%, 8/31/2025	2,000	1,825
0.88%, 9/30/2026	3,000	2,677
3.13%, 8/31/2027	3,000	2,831
0.38%, 9/30/2027	3,000	2,532
4.13%, 10/31/2027	1,500	1,468
2.88%, 5/15/2028	500	463
1.25%, 9/30/2028	7,000	5,949
1.50%, 11/30/2028	2,000	1,714
2.38%, 3/31/2029	2,000	1,781
3.88%, 11/30/2029	1,000	958
3.75%, 5/31/2030	1,000	949
1.38%, 11/15/2031	2,000	1,568
4.13%, 11/15/2032	1,000	965
Total U.S. Treasury Obligations (Cost $51,986)		46,773
Corporate Bonds — 9.4%
Aerospace & Defense — 0.2%
Boeing Co. (The)
5.15%, 5/1/2030	150	143
5.71%, 5/1/2040	120	111
Leidos, Inc. 5.75%, 3/15/2033	77	74
Northrop Grumman Corp. 4.95%, 3/15/2053	130	114
RTX Corp. 4.13%, 11/16/2028	220	205
		647
Automobile Components — 0.0% ^
Lear Corp. 2.60%, 1/15/2032	23	17
Automobiles — 0.3%
General Motors Co.
6.13%, 10/1/2025	210	210
5.20%, 4/1/2045	200	155
Hyundai Capital America 0.80%, 1/8/2024 (a)	380	375
Nissan Motor Co. Ltd. (Japan) 4.81%, 9/17/2030 (a)	300	259
		999
Banks — 2.7%
ABN AMRO Bank NV (Netherlands) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.47%, 12/13/2029 (a) (e)	200	165
Australia & New Zealand Banking Group Ltd. (Australia) 4.40%, 5/19/2026 (a) (f)	200	191
Banco Santander SA (Spain) 2.75%, 12/3/2030	600	447
Bank of America Corp.
(SOFR + 0.96%), 1.73%, 7/22/2027 (e)	960	851
(SOFR + 1.63%), 5.20%, 4/25/2029 (e)	109	105
(3-MONTH CME TERM SOFR + 3.41%), 4.08%, 3/20/2051 (e)	90	66
Bank of Montreal (Canada) 5.72%, 9/25/2028	150	148
Bank of New Zealand (New Zealand) 2.00%, 2/21/2025 (a)	500	474

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
Bank of Nova Scotia (The) (Canada) 4.85%, 2/1/2030	200	188
Banque Federative du Credit Mutuel SA (France) 5.79%, 7/13/2028 (a)	252	250
Barclays plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.89%, 11/24/2032 (e)	300	226
BNP Paribas SA (France) (SOFR + 1.56%), 3.13%, 1/20/2033 (a) (e)	300	236
BPCE SA (France) (SOFR + 1.31%), 2.28%, 1/20/2032 (a) (e)	500	374
Citigroup, Inc. (SOFR + 3.91%), 4.41%, 3/31/2031 (e)	710	639
Cooperatieve Rabobank UA (Netherlands) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.73%), 1.98%, 12/15/2027 (a) (e)	250	219
Credit Agricole SA (France) (SOFR + 1.68%), 1.91%, 6/16/2026 (a) (e)	500	465
DNB Bank ASA (Norway) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.68%), 1.61%, 3/30/2028 (a) (e)	200	172
Fifth Third Bancorp (SOFRINDX + 2.13%), 4.77%, 7/28/2030 (e)	240	218
HSBC Holdings plc (United Kingdom) (3-MONTH CME TERM SOFR + 1.61%), 4.29%, 9/12/2026 (e)	900	865
KeyCorp
(SOFRINDX + 1.25%), 3.88%, 5/23/2025 (e)	21	20
(SOFRINDX + 2.06%), 4.79%, 6/1/2033 (e)	150	125
Lloyds Banking Group plc (United Kingdom) 3.75%, 1/11/2027	450	419
Mitsubishi UFJ Financial Group, Inc. (Japan)
2.19%, 2/25/2025	300	284
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.83%), 2.34%, 1/19/2028 (e)	200	178
Mizuho Financial Group Cayman 3 Ltd. (Japan) 4.60%, 3/27/2024 (a) (f)	400	396
NatWest Group plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.64%, 6/14/2027 (e)	400	353
Nordea Bank Abp (Finland) 1.50%, 9/30/2026 (a)	300	263
PNC Financial Services Group, Inc. (The)
(SOFR + 1.93%), 5.07%, 1/24/2034 (e)	26	23
(SOFR + 1.95%), 5.94%, 8/18/2034 (e)	126	121
Societe Generale SA (France) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.95%), 6.69%, 1/10/2034 (a) (e)	500	485
Standard Chartered plc (United Kingdom) (ICE LIBOR USD 3 Month + 1.21%), 2.82%, 1/30/2026 (a) (e)	500	476
Sumitomo Mitsui Financial Group, Inc. (Japan) 3.04%, 7/16/2029	500	427
Toronto-Dominion Bank (The) (Canada) 3.77%, 6/6/2025	120	116
Truist Financial Corp. (SOFR + 2.05%), 6.05%, 6/8/2027 (e)	63	62
UniCredit SpA (Italy) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 3.13%, 6/3/2032 (a) (g)	217	166
Wells Fargo & Co.
(SOFR + 1.51%), 3.53%, 3/24/2028 (e)	320	294
(SOFR + 1.74%), 5.57%, 7/25/2029 (e)	57	56
(SOFR + 2.10%), 4.90%, 7/25/2033 (e)	140	127
Westpac Banking Corp. (Australia) (USD SOFR Spread-Adjusted ICE Swap Rate 5 Year + 2.24%), 4.32%, 11/23/2031 (e) (f)	300	278
		10,968
Beverages — 0.1%
Constellation Brands, Inc. 2.88%, 5/1/2030	170	143
Molson Coors Beverage Co. 4.20%, 7/15/2046	198	149
		292
Biotechnology — 0.1%
AbbVie, Inc.
3.20%, 11/21/2029	260	229
4.05%, 11/21/2039	150	123

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Biotechnology — continued
Amgen, Inc.
3.15%, 2/21/2040	50	35
4.20%, 2/22/2052	68	51
4.88%, 3/1/2053	21	18
5.65%, 3/2/2053	118	110
		566
Broadline Retail — 0.1%
Amazon.com, Inc. 3.95%, 4/13/2052	170	132
eBay, Inc. 2.60%, 5/10/2031	140	112
		244
Capital Markets — 0.8%
Ameriprise Financial, Inc. 3.70%, 10/15/2024	140	137
Brookfield Finance, Inc. (Canada) 4.85%, 3/29/2029	170	161
Deutsche Bank AG (Germany)
(SOFR + 1.32%), 2.55%, 1/7/2028 (e)	350	305
(SOFR + 1.72%), 3.04%, 5/28/2032 (e)	150	115
Goldman Sachs Group, Inc. (The)
(3-MONTH CME TERM SOFR + 1.77%), 3.69%, 6/5/2028 (e)	500	461
(SOFR + 1.51%), 3.21%, 4/22/2042 (e)	240	163
Macquarie Group Ltd. (Australia) (SOFR + 1.44%), 2.69%, 6/23/2032 (a) (e)	240	184
Morgan Stanley
4.00%, 7/23/2025	530	512
(SOFR + 1.73%), 5.12%, 2/1/2029 (e)	110	106
(SOFR + 1.49%), 3.22%, 4/22/2042 (e)	60	41
Nasdaq, Inc. 5.55%, 2/15/2034	30	29
Nomura Holdings, Inc. (Japan) 2.33%, 1/22/2027	250	220
State Street Corp. (SOFR + 1.72%), 5.82%, 11/4/2028 (e)	32	32
UBS Group AG (Switzerland) (SOFR + 2.04%), 2.19%, 6/5/2026 (a) (e)	650	604
		3,070
Chemicals — 0.0% ^
Albemarle Corp. 5.05%, 6/1/2032	100	91
EIDP, Inc. 4.50%, 5/15/2026	64	62
RPM International, Inc. 2.95%, 1/15/2032	14	11
		164
Commercial Services & Supplies — 0.0% ^
Republic Services, Inc. 5.00%, 4/1/2034	53	50
Construction & Engineering — 0.0% ^
Quanta Services, Inc.
2.90%, 10/1/2030	50	41
2.35%, 1/15/2032	53	40
		81
Construction Materials — 0.0% ^
Martin Marietta Materials, Inc. Series CB, 2.50%, 3/15/2030	170	139

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Consumer Finance — 0.5%
AerCap Ireland Capital DAC (Ireland) 1.75%, 1/30/2026	450	406
Avolon Holdings Funding Ltd. (Ireland)
5.25%, 5/15/2024 (a)	350	347
2.13%, 2/21/2026 (a)	750	672
4.25%, 4/15/2026 (a)	400	376
Capital One Financial Corp.
(SOFR + 1.37%), 4.17%, 5/9/2025 (e)	56	55
3.80%, 1/31/2028	170	153
		2,009
Consumer Staples Distribution & Retail — 0.0% ^
Alimentation Couche-Tard, Inc. (Canada) 3.80%, 1/25/2050 (a)	140	91
Walmart, Inc. 4.10%, 4/15/2033	99	90
		181
Containers & Packaging — 0.0% ^
WRKCo, Inc. 3.90%, 6/1/2028	170	156
Diversified REITs — 0.1%
Safehold GL Holdings LLC 2.85%, 1/15/2032	100	73
WP Carey, Inc. 2.25%, 4/1/2033	260	186
		259
Diversified Telecommunication Services — 0.1%
AT&T, Inc.
1.65%, 2/1/2028	230	194
2.75%, 6/1/2031	200	160
3.65%, 9/15/2059	80	49
Sprint Capital Corp. 6.88%, 11/15/2028	16	16
Verizon Communications, Inc. 3.15%, 3/22/2030	170	145
		564
Electric Utilities — 0.7%
AEP Transmission Co. LLC 5.40%, 3/15/2053	37	34
Appalachian Power Co. Series AA, 2.70%, 4/1/2031	150	121
Duke Energy Corp. 3.75%, 9/1/2046	260	180
Duke Energy Indiana LLC 5.40%, 4/1/2053	10	9
Duquesne Light Holdings, Inc. 2.78%, 1/7/2032 (a)	146	108
Entergy Louisiana LLC 2.35%, 6/15/2032	260	200
Eversource Energy 2.90%, 3/1/2027	120	110
Exelon Corp. 4.05%, 4/15/2030	260	234
Fells Point Funding Trust 3.05%, 1/31/2027 (a)	190	172
ITC Holdings Corp. 4.95%, 9/22/2027 (a)	42	41
Jersey Central Power & Light Co. 2.75%, 3/1/2032 (a)	174	136
NextEra Energy Capital Holdings, Inc. 5.25%, 2/28/2053	115	100
NRG Energy, Inc. 2.45%, 12/2/2027 (a)	170	144
Pacific Gas and Electric Co.
2.95%, 3/1/2026	150	138
6.10%, 1/15/2029	34	33
6.40%, 6/15/2033	86	83

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
4.95%, 7/1/2050	170	127
PG&E Recovery Funding LLC Series A-3, 5.54%, 7/15/2047	154	145
Southern California Edison Co. Series C, 4.13%, 3/1/2048	260	192
Southern Co. (The) Series A, 3.70%, 4/30/2030	220	195
Virginia Electric and Power Co.
4.45%, 2/15/2044	50	40
5.70%, 8/15/2053	150	141
Xcel Energy, Inc. 3.40%, 6/1/2030	170	147
		2,830
Entertainment — 0.0% ^
Take-Two Interactive Software, Inc. 3.70%, 4/14/2027	36	34
Financial Services — 0.1%
Corebridge Financial, Inc. 4.40%, 4/5/2052	123	90
Global Payments, Inc. 2.90%, 5/15/2030	170	139
Nationwide Building Society (United Kingdom) (SOFR + 1.29%), 2.97%, 2/16/2028 (a) (e)	241	216
		445
Food Products — 0.1%
Bunge Ltd. Finance Corp.
1.63%, 8/17/2025	170	157
3.75%, 9/25/2027	170	158
Cargill, Inc. 4.38%, 4/22/2052 (a)	50	41
Conagra Brands, Inc. 5.40%, 11/1/2048	30	25
General Mills, Inc. 4.95%, 3/29/2033	47	44
Smithfield Foods, Inc. 3.00%, 10/15/2030 (a)	170	130
		555
Ground Transportation — 0.2%
Burlington Northern Santa Fe LLC 3.30%, 9/15/2051	260	174
Canadian Pacific Railway Co. (Canada) 4.70%, 5/1/2048	150	124
Norfolk Southern Corp. 2.55%, 11/1/2029	100	85
Penske Truck Leasing Co. LP
5.75%, 5/24/2026 (a)	61	60
4.40%, 7/1/2027 (a)	150	141
5.55%, 5/1/2028 (a)	120	116
Triton Container International Ltd. (Bermuda)
1.15%, 6/7/2024 (a)	38	36
3.25%, 3/15/2032	223	166
		902
Health Care Equipment & Supplies — 0.1%
Abbott Laboratories 4.90%, 11/30/2046	220	200
Boston Scientific Corp. 2.65%, 6/1/2030	170	142
		342
Health Care Providers & Services — 0.2%
CVS Health Corp. 2.70%, 8/21/2040	310	195
HCA, Inc. 5.25%, 6/15/2026	260	255

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Health Care Providers & Services — continued
Humana, Inc. 3.95%, 3/15/2027	50	47
Quest Diagnostics, Inc. 2.95%, 6/30/2030	170	143
		640
Health Care REITs — 0.1%
Healthcare Realty Holdings LP 2.00%, 3/15/2031	170	127
Healthpeak OP LLC 2.13%, 12/1/2028	23	19
Physicians Realty LP 2.63%, 11/1/2031	44	33
Sabra Health Care LP 3.20%, 12/1/2031	148	111
Ventas Realty LP 3.25%, 10/15/2026	120	110
Welltower OP LLC 2.75%, 1/15/2032	170	134
		534
Hotels, Restaurants & Leisure — 0.0% ^
Expedia Group, Inc. 3.25%, 2/15/2030	140	118
Household Durables — 0.0% ^
MDC Holdings, Inc. 3.97%, 8/6/2061	150	83
Industrial REITs — 0.0% ^
Prologis LP 4.75%, 6/15/2033	150	138
Insurance — 0.3%
Athene Global Funding
2.75%, 6/25/2024 (a)	170	166
2.72%, 1/7/2029 (a)	150	125
Brighthouse Financial Global Funding 1.00%, 4/12/2024 (a)	170	165
CNO Global Funding 2.65%, 1/6/2029 (a)	260	217
F&G Global Funding 2.30%, 4/11/2027 (a)	150	131
Manulife Financial Corp. (Canada) (USD ICE Swap Rate 5 Year + 1.65%), 4.06%, 2/24/2032 (e)	170	157
Marsh & McLennan Cos., Inc. 2.25%, 11/15/2030	170	136
		1,097
Leisure Products — 0.0% ^
Mattel, Inc. 3.38%, 4/1/2026 (a)	18	17
Media — 0.2%
Charter Communications Operating LLC
3.75%, 2/15/2028	81	73
4.80%, 3/1/2050	240	168
Comcast Corp.
2.65%, 2/1/2030	170	143
2.94%, 11/1/2056	237	135
Cox Communications, Inc. 1.80%, 10/1/2030 (a)	170	129
Discovery Communications LLC
3.63%, 5/15/2030	100	85
5.20%, 9/20/2047	50	38
		771

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Metals & Mining — 0.1%
Glencore Funding LLC (Australia) 2.63%, 9/23/2031 (a)	120	93
Steel Dynamics, Inc. 3.25%, 1/15/2031	170	144
		237
Multi-Utilities — 0.1%
CenterPoint Energy, Inc. 1.45%, 6/1/2026	198	177
Consumers Energy Co. 4.63%, 5/15/2033	200	186
NiSource, Inc. 5.25%, 3/30/2028	26	26
PG&E Energy Recovery Funding LLC Series A-3, 2.82%, 7/15/2046	43	28
Puget Energy, Inc. 2.38%, 6/15/2028	15	13
San Diego Gas & Electric Co. 2.95%, 8/15/2051	240	145
		575
Office REITs — 0.1%
Alexandria Real Estate Equities, Inc.
2.95%, 3/15/2034	137	104
5.15%, 4/15/2053	56	47
Corporate Office Properties LP 2.00%, 1/15/2029	136	107
Kilroy Realty LP 2.65%, 11/15/2033	70	47
		305
Oil, Gas & Consumable Fuels — 0.5%
BP Capital Markets America, Inc.
3.06%, 6/17/2041	290	200
3.00%, 2/24/2050	30	19
ConocoPhillips Co. 5.30%, 5/15/2053	103	95
Enbridge, Inc. (Canada) 5.70%, 3/8/2033	87	83
Energy Transfer LP
4.40%, 3/15/2027	120	114
4.15%, 9/15/2029	260	236
Flex Intermediate Holdco LLC 4.32%, 12/30/2039 (a)	77	53
Gray Oak Pipeline LLC 2.60%, 10/15/2025 (a)	370	341
Hess Corp. 6.00%, 1/15/2040	35	33
Kinder Morgan, Inc. 5.20%, 6/1/2033	81	75
MPLX LP
2.65%, 8/15/2030	80	65
5.65%, 3/1/2053	33	28
NGPL PipeCo LLC 3.25%, 7/15/2031 (a)	33	26
Phillips 66 Co. 4.90%, 10/1/2046	150	124
Pioneer Natural Resources Co. 1.13%, 1/15/2026	170	154
Plains All American Pipeline LP 3.55%, 12/15/2029	170	146
Sabine Pass Liquefaction LLC 4.50%, 5/15/2030	170	156
Targa Resources Partners LP 4.00%, 1/15/2032	18	15
Williams Cos., Inc. (The) 2.60%, 3/15/2031	175	139
		2,102
Personal Care Products — 0.0% ^
Kenvue, Inc. 5.20%, 3/22/2063 (a)	12	11

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Pharmaceuticals — 0.2%
Bristol-Myers Squibb Co. 3.70%, 3/15/2052	182	131
Merck & Co., Inc. 4.50%, 5/17/2033	118	110
Mylan, Inc. 5.40%, 11/29/2043	50	39
Pfizer Investment Enterprises Pte. Ltd. 5.30%, 5/19/2053	156	145
Shire Acquisitions Investments Ireland DAC 3.20%, 9/23/2026	260	243
Zoetis, Inc. 2.00%, 5/15/2030	170	136
		804
Residential REITs — 0.1%
Mid-America Apartments LP 4.20%, 6/15/2028	120	113
UDR, Inc. 3.20%, 1/15/2030	170	145
		258
Retail REITs — 0.1%
Brixmor Operating Partnership LP 4.13%, 5/15/2029	150	133
Realty Income Corp. 3.25%, 1/15/2031	170	143
Regency Centers LP 3.60%, 2/1/2027	170	159
		435
Semiconductors & Semiconductor Equipment — 0.3%
Analog Devices, Inc. 3.50%, 12/5/2026	140	133
Broadcom, Inc. 3.19%, 11/15/2036 (a)	390	280
Intel Corp.
5.63%, 2/10/2043	51	49
5.70%, 2/10/2053	58	54
NXP BV (China) 2.50%, 5/11/2031	140	109
QUALCOMM, Inc. 4.50%, 5/20/2052	77	63
Texas Instruments, Inc.
4.90%, 3/14/2033	63	61
5.05%, 5/18/2063	83	73
TSMC Global Ltd. (Taiwan) 4.38%, 7/22/2027 (a)	300	290
Xilinx, Inc. 2.38%, 6/1/2030	40	33
		1,145
Software — 0.2%
Oracle Corp.
3.25%, 11/15/2027	170	155
4.90%, 2/6/2033	71	66
3.60%, 4/1/2040	150	108
5.55%, 2/6/2053	80	70
Roper Technologies, Inc. 3.80%, 12/15/2026	220	208
Workday, Inc. 3.50%, 4/1/2027	70	65
		672
Specialized REITs — 0.2%
American Tower Corp.
1.45%, 9/15/2026	162	143
2.90%, 1/15/2030	170	141
Crown Castle, Inc. 4.45%, 2/15/2026	220	213
Equinix, Inc. 2.00%, 5/15/2028	133	112

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Specialized REITs — continued
Extra Space Storage LP
2.20%, 10/15/2030	150	117
2.35%, 3/15/2032	90	68
		794
Specialty Retail — 0.1%
Advance Auto Parts, Inc. 3.50%, 3/15/2032	100	75
AutoZone, Inc. 1.65%, 1/15/2031	170	128
Lowe's Cos., Inc. 3.75%, 4/1/2032	140	121
O'Reilly Automotive, Inc. 1.75%, 3/15/2031	170	130
		454
Technology Hardware, Storage & Peripherals — 0.1%
Apple, Inc.
4.30%, 5/10/2033	200	189
2.38%, 2/8/2041	140	94
Dell International LLC
6.02%, 6/15/2026	136	136
5.25%, 2/1/2028	32	31
		450
Tobacco — 0.1%
BAT Capital Corp. (United Kingdom) 3.73%, 9/25/2040	270	181
Trading Companies & Distributors — 0.1%
Air Lease Corp.
2.88%, 1/15/2026	450	419
3.63%, 4/1/2027	100	90
		509
Wireless Telecommunication Services — 0.1%
Rogers Communications, Inc. (Canada) 4.55%, 3/15/2052	100	73
T-Mobile USA, Inc.
3.88%, 4/15/2030	290	257
5.05%, 7/15/2033	100	93
Vodafone Group plc (United Kingdom) 5.63%, 2/10/2053	70	62
		485
Total Corporate Bonds (Cost $44,477)		38,329
Mortgage-Backed Securities — 7.8%
FHLMC Gold Pools, Other Pool # WN1157, 1.80%, 11/1/2028	1,000	848
FHLMC UMBS, 30 Year
Pool # QB1397, 2.50%, 7/1/2050	1,626	1,298
Pool # RA5276, 2.50%, 5/1/2051	637	508
Pool # QC3244, 3.00%, 6/1/2051	304	252
Pool # QC7410, 2.50%, 9/1/2051	469	376
Pool # RA5906, 2.50%, 9/1/2051	447	359
Pool # RA6702, 3.00%, 2/1/2052	520	433
Pool # RA7937, 5.00%, 9/1/2052	552	522

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # QF7986, 5.00%, 1/1/2053	1,680	1,586
FNMA UMBS, 30 Year
Pool # CA6079, 2.50%, 6/1/2050	1,616	1,290
Pool # BP6439, 2.50%, 7/1/2050	1,634	1,305
Pool # BQ2143, 2.50%, 9/1/2050	1,659	1,325
Pool # CB1878, 3.00%, 10/1/2051	338	281
Pool # CB2094, 3.00%, 11/1/2051	1,313	1,093
Pool # BU1805, 2.50%, 12/1/2051	511	406
Pool # CB2637, 2.50%, 1/1/2052	378	302
Pool # CB2670, 3.00%, 1/1/2052	354	293
Pool # FS0882, 2.50%, 3/1/2052	717	576
Pool # CB3629, 4.00%, 5/1/2052	655	584
Pool # BY4714, 5.00%, 6/1/2053	1,036	978
FNMA, Other
Pool # BS8224, 4.10%, 5/1/2028	550	525
Pool # BL0907, 3.88%, 12/1/2028	600	564
Pool # BS8252, 4.36%, 4/1/2030	486	463
Pool # BS8846, 4.09%, 7/1/2030	500	468
Pool # BS3634, 1.77%, 11/1/2031	600	462
Pool # BS4525, 1.94%, 1/1/2032	600	466
Pool # BS4030, 1.96%, 1/1/2032	1,000	790
Pool # BS4563, 2.01%, 1/1/2032	600	472
Pool # BM7037, 1.75%, 3/1/2032 (g)	849	655
Pool # BS5117, 2.58%, 3/1/2032	399	325
Pool # BS5193, 2.62%, 4/1/2032	400	329
Pool # BS2933, 1.82%, 9/1/2033	500	368
Pool # BS4793, 2.44%, 2/1/2034	583	459
Pool # BS7097, 4.67%, 11/1/2034	1,100	1,036
Pool # BF0669, 4.00%, 6/1/2052	662	613
Pool # BM6734, 4.00%, 8/1/2059	1,912	1,713
Pool # BM7075, 3.00%, 3/1/2061	619	503
Pool # BF0546, 2.50%, 7/1/2061	737	567
Pool # BF0617, 2.50%, 3/1/2062	358	274
Pool # BF0655, 3.50%, 6/1/2062	660	558
GNMA II, 30 Year
Pool # MA7649, 2.50%, 10/20/2051	5,922	4,843
Pool # MA8200, 4.00%, 8/20/2052	987	889
Total Mortgage-Backed Securities (Cost $35,817)		31,957
Asset-Backed Securities — 3.2%
Ally Auto Receivables Trust Series 2023-1, Class A3, 5.46%, 5/15/2028	116	116
American Airlines Pass-Through Trust Series 2021-1, Class B, 3.95%, 7/11/2030	273	237
American Credit Acceptance Receivables Trust
Series 2023-2, Class A, 5.89%, 10/13/2026 (a)	61	61
Series 2023-1, Class C, 5.59%, 4/12/2029 (a)	200	196
AmeriCredit Automobile Receivables Trust
Series 2021-2, Class B, 0.69%, 1/19/2027	76	72
Series 2022-2, Class A3, 4.38%, 4/18/2028	85	84

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
AMSR Trust Series 2020-SFR5, Class A, 1.38%, 11/17/2037 (a)	100	91
Amur Equipment Finance Receivables X LLC Series 2022-1A, Class A2, 1.64%, 10/20/2027 (a)	120	116
BMW Vehicle Lease Trust Series 2023-1, Class A3, 5.16%, 11/25/2025	26	26
BMW Vehicle Owner Trust Series 2023-A, Class A3, 5.47%, 2/25/2028	53	53
CarMax Auto Owner Trust Series 2022-2, Class A3, 3.49%, 2/16/2027	212	207
Carvana Auto Receivables Trust
Series 2021-P3, Class A3, 0.70%, 11/10/2026	134	129
Series 2023-N1, Class A, 6.36%, 4/12/2027 (a)	132	133
Series 2022-P3, Class A3, 4.61%, 11/10/2027	49	48
Series 2021-P4, Class A4, 1.64%, 12/10/2027	400	360
CoreVest American Finance Trust Series 2022-1, Class A, 4.74%, 6/17/2055 (a) (g)	290	281
CPS Auto Receivables Trust
Series 2022-B, Class A, 2.88%, 6/15/2026 (a)	56	55
Series 2023-A, Class C, 5.54%, 4/16/2029 (a)	112	110
Series 2022-C, Class B, 4.88%, 4/15/2030 (a)	450	444
Credit Acceptance Auto Loan Trust
Series 2020-3A, Class A, 1.24%, 10/15/2029 (a)	29	29
Series 2023-1A, Class B, 7.02%, 5/16/2033 (a)	300	299
Drive Auto Receivables Trust Series 2021-3, Class B, 1.11%, 5/15/2026	20	20
DT Auto Owner Trust
Series 2022-1A, Class A, 1.58%, 4/15/2026 (a)	40	40
Series 2022-2A, Class A, 2.88%, 6/15/2026 (a)	66	65
Series 2021-3A, Class C, 0.87%, 5/17/2027 (a)	133	128
Series 2021-4A, Class D, 1.99%, 9/15/2027 (a)	114	104
Series 2023-1A, Class C, 5.55%, 10/16/2028 (a)	307	301
Series 2023-2A, Class B, 5.41%, 2/15/2029 (a)	138	136
Exeter Automobile Receivables Trust
Series 2021-3A, Class B, 0.69%, 1/15/2026	5	5
Series 2022-3A, Class A3, 4.21%, 1/15/2026	188	187
Series 2021-4A, Class B, 1.05%, 5/15/2026	40	40
Series 2022-5A, Class B, 5.97%, 3/15/2027	268	267
Series 2023-2A, Class B, 5.61%, 9/15/2027	150	148
Series 2022-2A, Class D, 4.56%, 7/17/2028	175	167
Series 2022-4A, Class C, 4.92%, 12/15/2028	215	211
Series 2023-1A, Class D, 6.69%, 6/15/2029	35	35
FHF Trust Series 2023-1A, Class A2, 6.57%, 6/15/2028 (a)	114	113
FirstKey Homes Trust
Series 2020-SFR2, Class A, 1.27%, 10/19/2037 (a)	197	178
Series 2022-SFR1, Class A, 4.15%, 5/17/2039 (a)	114	107
Flagship Credit Auto Trust
Series 2021-4, Class A, 0.81%, 7/17/2026 (a)	52	51
Series 2022-1, Class A, 1.79%, 10/15/2026 (a)	129	127
Series 2022-2, Class A3, 4.03%, 12/15/2026 (a)	550	542
Series 2023-1, Class A2, 5.38%, 12/15/2026 (a)	28	28
Series 2023-2, Class A2, 5.76%, 4/15/2027 (a)	253	252
Series 2021-3, Class A, 0.36%, 7/15/2027 (a)	49	48
Series 2023-1, Class C, 5.43%, 5/15/2029 (a)	350	341
Ford Credit Auto Owner Trust Series 2023-A, Class A3, 4.65%, 2/15/2028	82	80

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
GLS Auto Receivables Issuer Trust
Series 2021-3A, Class C, 1.11%, 9/15/2026 (a)	114	110
Series 2023-2A, Class A2, 5.70%, 1/15/2027 (a)	110	110
GM Financial Automobile Leasing Trust
Series 2021-3, Class A3, 0.39%, 10/21/2024	60	60
Series 2022-2, Class A3, 3.42%, 6/20/2025	216	213
Series 2023-1, Class A3, 5.16%, 4/20/2026	71	70
GM Financial Consumer Automobile Receivables Trust Series 2023-3, Class A3, 5.45%, 6/16/2028	64	64
Hertz Vehicle Financing III LLC Series 2022-1A, Class A, 1.99%, 6/25/2026 (a)	118	111
Hilton Grand Vacations Trust Series 2022-1D, Class A, 3.61%, 6/20/2034 (a)	89	84
Honda Auto Receivables Owner Trust Series 2023-1, Class A3, 5.04%, 4/21/2027	67	66
Hyundai Auto Receivables Trust Series 2023-B, Class A3, 5.48%, 4/17/2028	87	87
Kubota Credit Owner Trust Series 2023-1A, Class A3, 5.02%, 6/15/2027 (a)	155	153
Lendmark Funding Trust Series 2022-1A, Class A, 5.12%, 7/20/2032 (a)	100	97
Mercedes-Benz Auto Receivables Trust Series 2023-1, Class A3, 4.51%, 11/15/2027	95	93
MVW LLC Series 2021-2A, Class A, 1.43%, 5/20/2039 (a)	107	96
Nissan Auto Lease Trust Series 2023-A, Class A3, 4.91%, 1/15/2026	107	106
OneMain Direct Auto Receivables Trust Series 2023-1A, Class A, 5.41%, 11/14/2029 (a)	244	240
PRET LLC Series 2021-NPL6, Class A1, 2.49%, 7/25/2051 (a) (h)	118	112
Progress Residential Trust
Series 2021-SFR8, Class E1, 2.38%, 10/17/2038 (a)	156	134
Series 2022-SFR3, Class A, 3.20%, 4/17/2039 (a)	303	274
Series 2023-SFR1, Class A, 4.30%, 3/17/2040 (a)	183	170
PRPM LLC Series 2021-10, Class A1, 2.49%, 10/25/2026 (a) (h)	88	82
Santander Drive Auto Receivables Trust
Series 2021-2, Class C, 0.90%, 6/15/2026	36	36
Series 2022-3, Class A3, 3.40%, 12/15/2026	127	126
Series 2022-4, Class A3, 4.14%, 2/16/2027	277	275
Series 2022-5, Class B, 4.43%, 3/15/2027	128	125
Series 2023-2, Class A3, 5.21%, 7/15/2027	99	98
Series 2023-3, Class A3, 5.61%, 10/15/2027	55	55
Series 2023-1, Class B, 4.98%, 2/15/2028	75	74
Series 2023-4, Class B, 5.77%, 12/15/2028	159	158
Santander Retail Auto Lease Trust Series 2022-A, Class A3, 1.34%, 7/21/2025 (a)	89	87
SCF Equipment Leasing LLC Series 2022-2A, Class A3, 6.50%, 10/21/2030 (a)	395	396
Sierra Timeshare Receivables Funding LLC Series 2022-2A, Class A, 4.73%, 6/20/2040 (a)	85	83
SpringCastle America Funding LLC Series 2020-AA, Class A, 1.97%, 9/25/2037 (a)	71	64
Structured Asset Securities Corp. Trust Series 2005-SC1, Class 1A1, 5.70%, 5/25/2031 (a) (g)	—	—
Tesla Auto Lease Trust Series 2021-B, Class A4, 0.63%, 9/22/2025 (a)	102	99
Toyota Auto Loan Extended Note Trust Series 2023-1A, Class A, 4.93%, 6/25/2036 (a)	114	111
United Airlines Pass-Through Trust Series 2016-2, Class AA, 2.88%, 10/7/2028	344	303
US Auto Funding Trust Series 2022-1A, Class A, 3.98%, 4/15/2025 (a)	126	122
VOLT CV LLC Series 2021-CF2, Class A1, 2.49%, 11/27/2051 (a) (h)	110	101
Westgate Resorts LLC Series 2022-1A, Class A, 1.79%, 8/20/2036 (a)	139	132
Westlake Automobile Receivables Trust
Series 2021-3A, Class A3, 0.95%, 6/16/2025 (a)	71	70
Series 2022-3A, Class A3, 5.49%, 7/15/2026 (a)	458	455
Series 2021-3A, Class D, 2.12%, 1/15/2027 (a)	125	116

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2023-1A, Class A3, 5.21%, 1/18/2028 (a)	75	74
World Omni Auto Receivables Trust
Series 2021-C, Class A3, 0.44%, 8/17/2026	58	56
Series 2022-B, Class A3, 3.25%, 7/15/2027	350	340
Series 2023-A, Class A3, 4.83%, 5/15/2028	97	96
World Omni Automobile Lease Securitization Trust Series 2021-A, Class A3, 0.42%, 8/15/2024	45	44
Total Asset-Backed Securities (Cost $13,505)		13,096
	SHARES (000)
Exchange-Traded Funds — 1.0%
International Equity — 1.0%
JPMorgan BetaBuilders Japan ETF (i)	80	4,000
U.S. Equity — 0.0% ^
SPDR S&P 500 ETF Trust	—	73
Total Exchange-Traded Funds (Cost $4,359)		4,073
	PRINCIPAL AMOUNT ($000)
Collateralized Mortgage Obligations — 0.8%
Banc of America Alternative Loan Trust Series 2006-5, Class 3A1, 6.00%, 6/25/2046	—	—
CHL Mortgage Pass-Through Trust Series 2006-21, Class A14, 6.00%, 2/25/2037	—	—
FHLMC, REMIC
Series 3989, Class JW, 3.50%, 1/15/2042	615	551
Series 5190, Class EC, 2.00%, 12/25/2051	681	569
Series 5190, Class PH, 2.50%, 2/25/2052	657	571
FNMA, REMIC Series 2015-34, Class AZ, 2.25%, 6/25/2045	844	638
GSR Mortgage Loan Trust Series 2004-8F, Class 2A3, 6.00%, 9/25/2034	2	2
MASTR Alternative Loan Trust Series 2005-6, Class 1A2, 5.50%, 12/25/2035	—	—
PHH Mortgage Trust Series 2008-CIM2, Class 5A1, 6.00%, 7/25/2038	1	1
Seasoned Credit Risk Transfer Trust
Series 2017-4, Class M60C, 3.50%, 6/25/2057	309	282
Series 2017-4, Class MT, 3.50%, 6/25/2057	368	316
Series 2022-1, Class MTU, 3.25%, 11/25/2061	356	295
Total Collateralized Mortgage Obligations (Cost $3,515)		3,225
Commercial Mortgage-Backed Securities — 0.8%
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K-150, Class A2, 3.71%, 9/25/2032 (g)	879	782
Series K-1515, Class A2, 1.94%, 2/25/2035	800	573
Series K145, Class AM, 2.58%, 6/25/2055	880	712
FNMA ACES Series 2022-M1G, Class A2, 1.58%, 9/25/2031 (g)	500	384
FREMF Mortgage Trust Series 2017-KF40, Class B, 8.13%, 11/25/2027 (a) (g)	236	217
Morgan Stanley Capital I Trust Series 2021-PLZA, Class A, 2.57%, 11/9/2043 ‡ (a)	294	217

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
SLG Office Trust Series 2021-OVA, Class A, 2.59%, 7/15/2041 (a)	235	183
Total Commercial Mortgage-Backed Securities (Cost $3,563)		3,068
	SHARES (000)
Investment Companies — 0.2%
Fixed Income — 0.1%
JPMorgan Core Bond Fund Class R6 Shares (i)	48	465
U.S. Equity — 0.1%
JPMorgan Large Cap Value Fund Class R6 Shares (i)	24	432
Total Investment Companies (Cost $904)		897
	PRINCIPAL AMOUNT ($000)
Foreign Government Securities — 0.2%
Republic of Colombia 3.25%, 4/22/2032	250	179
United Mexican States
4.13%, 1/21/2026	200	195
3.77%, 5/24/2061	400	234
Total Foreign Government Securities (Cost $842)		608
Loan Assignments — 0.0% ‡ (e) (j) ^
Consumer Staples Distribution & Retail — 0.0% ^
Moran Foods LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 7.25%), 12.74%, 6/30/2026	77	62
Moran Foods LLC, 2nd Lien Term Loan (3-MONTH CME TERM SOFR + 11.50%), 16.99%, 12/31/2026	47	32
Total Loan Assignments (Cost $101)		94
	NO. OF WARRANTS (000)
Warrants — 0.0% ^
Media — 0.0% ^
Nmg Research Ltd. expiring 9/24/2027, price 1.00 USD (United Kingdom) ‡ * (Cost $—)	1	22
	NO. OF RIGHTS (000)
Rights — 0.0% ^
Health Care Equipment & Supplies — 0.0% ^
ABIOMED, Inc., CVR ‡ * (Cost $—)	—	—

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 5.7%
Investment Companies — 5.7%
JPMorgan Prime Money Market Fund Class IM Shares, 5.48% (i) (k) (Cost $23,053)	23,048	23,055
Total Investments — 98.5% (Cost $353,594)		401,293
Other Assets Less Liabilities — 1.5%		6,179
NET ASSETS — 100.0%		407,472

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ACES	Alternative Credit Enhancement Securities
ADR	American Depositary Receipt
CME	Chicago Mercantile Exchange
CVR	Contingent Value Rights
ETF	Exchange Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GDR	Global Depositary Receipt
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
NYRS	New York Registry Shares
PJSC	Public Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
PT	Limited liability company
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SGPS	Holding company
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
SPDR	Standard & Poor's Depositary Receipt
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)	Value is zero.
(d)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(e)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of September 30, 2023.
(f)
Contingent Capital security (“CoCo”). CoCos are hybrid debt securities that may be convertible into equity or may be written down if a pre-specified trigger event occurs. The total value of aggregate CoCo holdings at September 30, 2023 is $865 or 0.21% of the Fund’s net
assets as of September 30, 2023.

(g)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of September 30, 2023.

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
(h)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of September 30, 2023.

(i)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(j)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(k)	The rate shown is the current yield as of September 30, 2023.

PORTFOLIO COMPOSITION BY COUNTRY AS OF September 30, 2023	PERCENT OF TOTAL INVESTMENTS
United States	72.1%
France	3.3
United Kingdom	3.1
Japan	2.4
Germany	1.8
Netherlands	1.6
Canada	1.2
Taiwan	1.0
Others (each less than 1.0%)	7.8
Short-Term Investments	5.7
Detailed information about investment portfolios of the underlying funds and ETFs can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
Futures contracts outstanding as of September 30, 2023 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
EURO STOXX 50 Index	1	12/15/2023	EUR	44	(1)
FTSE 100 Index	1	12/15/2023	GBP	94	1
MSCI EAFE E-Mini Index	107	12/15/2023	USD	10,923	(280)
S&P 500 E-Mini Index	79	12/15/2023	USD	17,091	43
S&P E-Mini Services Equity Index	51	12/15/2023	USD	4,420	(100)
XAE Energy Index	45	12/15/2023	USD	4,302	16
XAI E-Mini Industrial Equity Index	42	12/15/2023	USD	4,327	9
XAK Technology Equity Index	24	12/15/2023	USD	4,006	(223)
Foreign Exchange JPY / USD	48	12/18/2023	USD	4,065	(68)
U.S. Treasury 10 Year Note	604	12/19/2023	USD	65,251	(1,209)
Long Gilt	162	12/27/2023	GBP	18,611	(83)
					(1,895)
Short Contracts
EURO STOXX 50 Index	(52)	12/15/2023	EUR	(2,302)	(1)
MSCI Emerging Markets E-Mini Index	(247)	12/15/2023	USD	(11,802)	423
Russell 2000 E-Mini Index	(223)	12/15/2023	USD	(20,045)	828
XAB Materials Equity Index	(48)	12/15/2023	USD	(4,033)	(30)
XAP Consumer Staples Index	(58)	12/15/2023	USD	(4,054)	160
XAU Utilities Index	(68)	12/15/2023	USD	(4,073)	206
Foreign Exchange AUD / USD	(63)	12/18/2023	USD	(4,061)	(6)
					1,580
					(315)

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
Abbreviations
AUD	Australian Dollar
EAFE	Europe, Australasia and Far East
EUR	Euro
FTSE	Financial Times and the London Stock Exchange
GBP	British Pound
JPY	Japanese Yen
MSCI	Morgan Stanley Capital International
USD	United States Dollar

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
Forward foreign currency exchange contracts outstanding as of September 30, 2023 (amounts in thousands):

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
AUD	4,362	CAD	3,786	Citibank, NA	10/25/2023	19
AUD	1,173	CAD	1,013	HSBC Bank, NA	10/25/2023	9
AUD	2,505	JPY	236,325	Citibank, NA	10/25/2023	24
CAD	1,189	EUR	827	HSBC Bank, NA	10/25/2023	1
CHF	753	JPY	122,556	HSBC Bank, NA	10/25/2023	1
CHF	522	JPY	84,963	Royal Bank of Canada	10/25/2023	1
CLP	809,428	USD	908	Merrill Lynch International**	10/25/2023	1
CNY	2,096	GBP	236	HSBC Bank, NA**	10/25/2023	4
EUR	1,588	CHF	1,535	Citibank, NA	10/25/2023	— (a)
GBP	2,248	CAD	3,700	Citibank, NA	10/25/2023	19
GBP	2,246	CHF	2,491	Citibank, NA	10/25/2023	13
GBP	3,010	CHF	3,343	Goldman Sachs International	10/25/2023	12
GBP	2,253	JPY	406,452	BNP Paribas	10/25/2023	18
GBP	2,231	USD	2,723	Morgan Stanley	10/25/2023	— (a)
INR	77,346	USD	929	Merrill Lynch International**	10/25/2023	— (a)
MXN	33,120	CAD	2,568	Citibank, NA	10/25/2023	2
NZD	1,934	JPY	171,568	BNP Paribas	10/25/2023	7
NZD	3,188	USD	1,886	BNP Paribas	10/25/2023	25
NZD	1,110	USD	662	Goldman Sachs International	10/25/2023	3
PHP	27,967	USD	491	Bank of America NA**	10/25/2023	3
SEK	31,324	GBP	2,258	Citibank, NA	10/25/2023	114
SEK	92,718	USD	8,343	Barclays Bank plc	10/25/2023	151
SEK	31,198	USD	2,821	BNP Paribas	10/25/2023	37
SEK	30,583	USD	2,753	Goldman Sachs International	10/25/2023	48
SEK	11,831	USD	1,066	HSBC Bank, NA	10/25/2023	18
THB	33,952	USD	924	HSBC Bank, NA	10/25/2023	10
USD	441	BRL	2,213	Citigroup Global Markets Holdings, Inc.**	10/25/2023	2
USD	3,705	CHF	3,297	Goldman Sachs International	10/25/2023	95
USD	916	CLP	809,428	BNP Paribas**	10/25/2023	7
USD	979	COP	3,891,235	BNP Paribas**	10/25/2023	32
USD	863	CZK	19,812	BNP Paribas	10/25/2023	5
USD	251	CZK	5,788	Citibank, NA	10/25/2023	1
USD	375	CZK	8,652	Goldman Sachs International	10/25/2023	1
USD	9,373	EUR	8,719	Barclays Bank plc	10/25/2023	147
USD	1,585	EUR	1,486	Citibank, NA	10/25/2023	13
USD	2,828	EUR	2,629	Goldman Sachs International	10/25/2023	46
USD	9,193	GBP	7,372	Morgan Stanley	10/25/2023	197
USD	924	HUF	333,715	Goldman Sachs International	10/25/2023	22
USD	946	IDR	14,523,447	Goldman Sachs International**	10/25/2023	8
USD	2,817	INR	234,347	Merrill Lynch International**	10/25/2023	1
USD	2,755	JPY	407,391	Barclays Bank plc	10/25/2023	19
USD	1,330	JPY	195,558	HSBC Bank, NA	10/25/2023	16
USD	2,044	KRW	2,759,311	Goldman Sachs International**	10/25/2023	1
USD	1,003	MXN	17,266	Citibank, NA	10/25/2023	16
USD	288	NZD	479	Royal Bank of Canada	10/25/2023	1
USD	3,600	PLN	15,582	Goldman Sachs International	10/25/2023	36
USD	832	RON	3,856	Barclays Bank plc	10/25/2023	13
USD	1,061	RON	4,950	HSBC Bank, NA	10/25/2023	10
USD	819	SEK	8,911	Citibank, NA	10/25/2023	3
USD	2,501	SEK	27,113	Goldman Sachs International	10/25/2023	17
USD	1,865	SGD	2,534	Goldman Sachs International	10/25/2023	9
USD	1,878	THB	66,924	Citibank, NA	10/25/2023	36
USD	1,836	TRY	51,122	Barclays Bank plc	10/25/2023	21
USD	1,866	ZAR	35,365	BNP Paribas	10/25/2023	1
CAD	363	USD	267	BNP Paribas	10/30/2023	1
CAD	665	USD	487	Morgan Stanley	10/30/2023	3
HKD	726	USD	93	Standard Chartered Bank	10/30/2023	— (a)
USD	803	CAD	1,083	BNP Paribas	10/30/2023	5

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
USD	285	DKK	1,978	Barclays Bank plc	10/30/2023	4
USD	329	DKK	2,284	Morgan Stanley	10/30/2023	5
USD	3	DKK	22	Royal Bank of Canada	10/30/2023	— (a)
USD	328	DKK	2,277	State Street Corp.	10/30/2023	5
USD	547	EUR	494	HSBC Bank, NA	10/30/2023	24
USD	12	EUR	11	Royal Bank of Canada	10/30/2023	— (a)
USD	205	EUR	186	Standard Chartered Bank	10/30/2023	8
USD	1,068	EUR	972	State Street Corp.	10/30/2023	38
USD	166	GBP	134	Barclays Bank plc	10/30/2023	2
USD	46	GBP	37	HSBC Bank, NA	10/30/2023	1
USD	7	GBP	5	Morgan Stanley	10/30/2023	— (a)
USD	551	GBP	437	Royal Bank of Canada	10/30/2023	18
USD	1,371	GBP	1,062	State Street Corp.	10/30/2023	76
USD	42	HKD	325	Goldman Sachs International	10/30/2023	— (a)
USD	142	JPY	19,568	Barclays Bank plc	10/30/2023	10
USD	1,226	JPY	182,197	State Street Corp.	10/30/2023	1
USD	113	SEK	1,165	BNP Paribas	10/30/2023	6
USD	78	SEK	812	HSBC Bank, NA	10/30/2023	3
USD	572	SGD	756	Goldman Sachs International	10/30/2023	19
USD	135	SGD	179	State Street Corp.	10/30/2023	4
Total unrealized appreciation						1,549
AUD	1,462	NZD	1,597	BNP Paribas	10/25/2023	(16)
AUD	11,730	USD	7,555	TD Bank Financial Group	10/25/2023	(7)
BRL	9,078	USD	1,802	Bank of America NA**	10/25/2023	(2)
BRL	27,629	USD	5,636	Goldman Sachs International**	10/25/2023	(156)
CAD	765	AUD	876	Goldman Sachs International	10/25/2023	(1)
CAD	1,085	GBP	659	HSBC Bank, NA	10/25/2023	(5)
CAD	2,575	USD	1,905	TD Bank Financial Group	10/25/2023	(9)
CHF	544	USD	613	Citibank, NA	10/25/2023	(17)
CHF	261	USD	294	HSBC Bank, NA	10/25/2023	(8)
CZK	104,565	USD	4,581	BNP Paribas	10/25/2023	(53)
EUR	2,571	AUD	4,240	BNP Paribas	10/25/2023	(7)
EUR	1,713	CAD	2,508	Citibank, NA	10/25/2023	(34)
EUR	1,717	CNY	13,231	Goldman Sachs International**	10/25/2023	(22)
EUR	2,629	USD	2,829	BNP Paribas	10/25/2023	(47)
EUR	2,583	USD	2,754	Goldman Sachs International	10/25/2023	(21)
GBP	1,427	CAD	2,393	Citibank, NA	10/25/2023	(21)
GBP	2,283	USD	2,840	Barclays Bank plc	10/25/2023	(54)
GBP	1,354	USD	1,687	Goldman Sachs International	10/25/2023	(35)
HUF	333,715	USD	912	BNP Paribas	10/25/2023	(10)
IDR	14,523,447	USD	945	BNP Paribas**	10/25/2023	(7)
IDR	43,528,112	USD	2,834	Goldman Sachs International**	10/25/2023	(23)
INR	394,207	USD	4,743	Merrill Lynch International**	10/25/2023	(6)
JPY	402,641	USD	2,708	Goldman Sachs International	10/25/2023	(3)
JPY	2,361,834	USD	16,117	TD Bank Financial Group	10/25/2023	(250)
KRW	1,205,966	USD	904	Goldman Sachs International**	10/25/2023	(11)
KRW	6,224,043	USD	4,693	Merrill Lynch International**	10/25/2023	(86)
MXN	15,223	USD	886	Citibank, NA	10/25/2023	(16)
MXN	31,957	USD	1,851	TD Bank Financial Group	10/25/2023	(24)
PHP	19,678	USD	348	Merrill Lynch International**	10/25/2023	— (a)
PLN	4,197	USD	967	Citibank, NA	10/25/2023	(7)
PLN	1,261	USD	288	Goldman Sachs International	10/25/2023	— (a)
PLN	7,369	USD	1,695	HSBC Bank, NA	10/25/2023	(9)
RON	1,621	USD	345	Barclays Bank plc	10/25/2023	— (a)
SGD	449	GBP	270	Goldman Sachs International	10/25/2023	— (a)
TRY	51,390	USD	1,862	Barclays Bank plc	10/25/2023	(38)
TRY	22,049	USD	798	Goldman Sachs International	10/25/2023	(16)
TWD	29,852	USD	937	BNP Paribas**	10/25/2023	(8)
TWD	60,230	USD	1,883	Goldman Sachs International**	10/25/2023	(8)

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
TWD	30,510	USD	957	Merrill Lynch International**	10/25/2023	(7)
USD	2,752	AUD	4,298	BNP Paribas	10/25/2023	(14)
USD	713	AUD	1,111	HSBC Bank, NA	10/25/2023	(2)
USD	728	BRL	3,687	Goldman Sachs International**	10/25/2023	(3)
USD	342	IDR	5,313,850	BNP Paribas**	10/25/2023	(1)
USD	1,917	INR	159,860	Bank of America NA**	10/25/2023	(4)
USD	410	KRW	553,423	Bank of America NA**	10/25/2023	— (a)
USD	216	MXN	3,778	Barclays Bank plc	10/25/2023	— (a)
USD	874	MXN	15,443	Citibank, NA	10/25/2023	(8)
USD	944	NZD	1,596	Citibank, NA	10/25/2023	(13)
USD	770	PHP	43,975	Bank of America NA**	10/25/2023	(7)
USD	953	PHP	54,063	BNP Paribas**	10/25/2023	(3)
USD	1,880	PHP	106,990	Goldman Sachs International**	10/25/2023	(11)
USD	1,818	PHP	103,390	Merrill Lynch International**	10/25/2023	(10)
USD	894	PLN	3,940	BNP Paribas	10/25/2023	(8)
USD	840	SEK	9,286	BNP Paribas	10/25/2023	(11)
USD	3,443	SEK	38,588	HSBC Bank, NA	10/25/2023	(92)
USD	1,231	SEK	13,463	Morgan Stanley	10/25/2023	(2)
USD	275	TWD	8,854	Bank of America NA**	10/25/2023	— (a)
USD	1,825	TWD	58,795	Goldman Sachs International**	10/25/2023	(5)
ZAR	6,295	USD	333	Morgan Stanley	10/25/2023	(1)
AUD	3,425	USD	2,325	State Street Corp.	10/30/2023	(121)
CAD	142	USD	105	Barclays Bank plc	10/30/2023	(1)
CAD	20	USD	15	Morgan Stanley	10/30/2023	— (a)
CAD	129	USD	98	Royal Bank of Canada	10/30/2023	(2)
CAD	2,253	USD	1,706	State Street Corp.	10/30/2023	(47)
CHF	289	USD	332	Barclays Bank plc	10/30/2023	(15)
CHF	154	USD	174	BNP Paribas	10/30/2023	(5)
CHF	76	USD	88	HSBC Bank, NA	10/30/2023	(4)
CHF	4	USD	5	Merrill Lynch International	10/30/2023	— (a)
CHF	450	USD	505	Morgan Stanley	10/30/2023	(12)
CHF	151	USD	177	Standard Chartered Bank	10/30/2023	(11)
CHF	89	USD	105	State Street Corp.	10/30/2023	(7)
DKK	22	USD	3	BNP Paribas	10/30/2023	— (a)
DKK	333	USD	49	State Street Corp.	10/30/2023	(2)
EUR	597	USD	655	Barclays Bank plc	10/30/2023	(24)
EUR	127	USD	137	Citibank, NA	10/30/2023	(2)
EUR	119	USD	128	HSBC Bank, NA	10/30/2023	(2)
EUR	1,237	USD	1,314	Morgan Stanley	10/30/2023	(5)
EUR	306	USD	326	Royal Bank of Canada	10/30/2023	(4)
GBP	696	USD	852	BNP Paribas	10/30/2023	(3)
GBP	651	USD	835	Citibank, NA	10/30/2023	(40)
GBP	76	USD	97	HSBC Bank, NA	10/30/2023	(5)
GBP	64	USD	80	Morgan Stanley	10/30/2023	(2)
GBP	171	USD	214	Standard Chartered Bank	10/30/2023	(5)
GBP	55	USD	69	State Street Corp.	10/30/2023	(2)
HKD	325	USD	42	BNP Paribas	10/30/2023	— (a)
JPY	24,736	USD	176	BNP Paribas	10/30/2023	(10)
JPY	63,289	USD	427	Citibank, NA	10/30/2023	(1)
JPY	463,717	USD	3,348	Merrill Lynch International	10/30/2023	(230)
NOK	1,513	USD	150	State Street Corp.	10/30/2023	(9)
SEK	4,238	USD	395	BNP Paribas	10/30/2023	(6)
SEK	560	USD	54	Goldman Sachs International	10/30/2023	(3)
SEK	2,524	USD	240	Morgan Stanley	10/30/2023	(9)
SEK	606	USD	59	State Street Corp.	10/30/2023	(3)
SGD	21	USD	16	HSBC Bank, NA	10/30/2023	— (a)
SGD	238	USD	174	Standard Chartered Bank	10/30/2023	— (a)
SGD	96	USD	72	State Street Corp.	10/30/2023	(2)
USD	458	AUD	712	HSBC Bank, NA	10/30/2023	— (a)

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
USD	670	CHF	612	State Street Corp.	10/30/2023	(1)
USD	1,250	EUR	1,183	Morgan Stanley	10/30/2023	(2)
USD	991	GBP	813	Morgan Stanley	10/30/2023	— (a)
USD	544	SEK	5,951	Goldman Sachs International	10/30/2023	(1)
Total unrealized depreciation						(1,837)
Net unrealized depreciation						(288)

Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chile Peso
CNY	China Yuan
COP	Columbian Peso
CZK	Czech Republic Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Republic Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
PLN	Polish Zloty
RON	Romanian Leu
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

(a)	Amount rounds to less than one thousand.
**	Non-deliverable forward.

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations. Forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.
See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at September 30, 2023.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023 (Unaudited) (continued)
(Dollar values in thousands)
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$13,096	$—	$13,096
Collateralized Mortgage Obligations	—	3,225	—	3,225
Commercial Mortgage-Backed Securities	—	2,851	217	3,068
Common Stocks
Aerospace & Defense	1,680	2,693	—	4,373
Air Freight & Logistics	323	615	—	938
Automobile Components	172	—	—	172
Automobiles	1,725	542	—	2,267
Banks	9,423	7,219	1	16,643
Beverages	3,770	917	—	4,687
Biotechnology	6,423	—	—	6,423
Broadline Retail	7,250	142	16	7,408
Building Products	1,577	681	—	2,258
Capital Markets	8,710	2,243	—	10,953
Chemicals	2,229	3,014	—	5,243
Commercial Services & Supplies	1,565	250	—	1,815
Communications Equipment	450	—	—	450
Construction & Engineering	725	2,450	—	3,175
Construction Materials	705	269	—	974
Consumer Finance	1,123	—	—	1,123
Consumer Staples Distribution & Retail	3,134	859	—	3,993
Containers & Packaging	692	—	—	692
Distributors	124	69	—	193
Diversified Consumer Services	197	—	—	197
Diversified Telecommunication Services	262	1,173	—	1,435
Electric Utilities	3,208	592	—	3,800
Electrical Equipment	1,479	1,516	—	2,995
Electronic Equipment, Instruments & Components	1,129	592	—	1,721
Energy Equipment & Services	1,129	58	—	1,187
Entertainment	754	101	—	855
Financial Services	5,900	—	—	5,900
Food Products	777	1,376	—	2,153
Gas Utilities	11	—	—	11
Ground Transportation	4,629	—	—	4,629
Health Care Equipment & Supplies	2,190	942	—	3,132
Health Care Providers & Services	7,242	—	—	7,242
Health Care REITs	109	—	—	109
Health Care Technology	163	—	—	163
Hotel & Resort REITs	266	—	—	266
Hotels, Restaurants & Leisure	5,655	887	—	6,542
Household Durables	429	788	—	1,217
Household Products	634	—	—	634

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Independent Power and Renewable Electricity Producers	$6	$1,774	$—	$1,780
Industrial Conglomerates	327	—	—	327
Industrial REITs	2,271	—	—	2,271
Insurance	4,456	5,325	—	9,781
Interactive Media & Services	8,068	1,533	—	9,601
IT Services	1,136	—	—	1,136
Leisure Products	366	115	—	481
Life Sciences Tools & Services	1,157	—	—	1,157
Machinery	3,763	1,739	—	5,502
Media	1,104	117	—	1,221
Metals & Mining	184	1,018	2	1,204
Multi-Utilities	1,062	960	—	2,022
Office REITs	11	—	—	11
Oil, Gas & Consumable Fuels	6,365	6,989	1	13,355
Passenger Airlines	219	—	—	219
Personal Care Products	169	—	—	169
Pharmaceuticals	4,232	5,808	—	10,040
Professional Services	658	1,770	—	2,428
Real Estate Management & Development	293	—	—	293
Residential REITs	366	—	—	366
Retail REITs	652	—	—	652
Semiconductors & Semiconductor Equipment	15,128	2,211	—	17,339
Software	17,076	—	—	17,076
Specialized REITs	1,068	—	—	1,068
Specialty Retail	4,051	879	—	4,930
Technology Hardware, Storage & Peripherals	7,033	2,874	—	9,907
Textiles, Apparel & Luxury Goods	477	1,506	—	1,983
Tobacco	318	—	—	318
Trading Companies & Distributors	456	883	—	1,339
Water Utilities	17	—	—	17
Wireless Telecommunication Services	135	—	—	135
Total Common Stocks	170,587	65,489	20	236,096
Corporate Bonds	—	38,329	—	38,329
Exchange-Traded Funds	4,073	—	—	4,073
Foreign Government Securities	—	608	—	608
Investment Companies	897	—	—	897
Loan Assignments	—	—	94	94
Mortgage-Backed Securities	—	31,957	—	31,957
Rights
Health Care Equipment & Supplies	—	—	—	—
U.S. Treasury Obligations	—	46,773	—	46,773
Warrants	—	—	22	22
Short-Term Investments
Investment Companies	23,055	—	—	23,055
Total Investments in Securities	$198,612	$202,328	$353	$401,293

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$1,549	$—	$1,549
Futures Contracts	69	—	—	69
Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	(1,837)	—	(1,837)
Futures Contracts	(384)	—	—	(384)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$(315)	$(288)	$—	$(603)
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds and ETFs advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ and ETFs’ distributions may be reinvested into the Underlying Funds and ETFs. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended September 30, 2023
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2023	Shares at September 30, 2023	Dividend Income	Capital Gain Distributions
JPMorgan BetaBuilders Japan ETF (a)	$5,517	$—	$1,391	$(158)	$32	$4,000	80	$—	$—
JPMorgan Core Bond Fund Class R6 Shares (a)	32,384	308	30,950	(6,483)	5,206	465	48	308	—
JPMorgan Large Cap Value Fund Class R6 Shares (a)	10,783	55	10,050	(737)	381	432	24	55	—
JPMorgan Prime Money Market Fund Class IM Shares, 5.48% (a) (b)	18,232	45,145	40,325	2	1	23,055	23,048	262	—
Total	$66,916	$45,508	$82,716	$(7,376)	$5,620	$27,952		$625	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2023.
C. Derivatives — The Fund used derivative instruments including futures contracts and forward foreign currency exchange contracts, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.
The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund's risk of loss associated with these instruments may exceed their value.
The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund's ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund's net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023 (Unaudited) (continued)
(Dollar values in thousands)
ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.
Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark to market gains to the Fund.
Notes (1) — (2) below describe the various derivatives used by the Fund.
(1). Futures Contracts — The Fund used currency, index, interest rate, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio. The Fund used commodity futures contracts to obtain long and short exposure to the underlying commodities markets. The purchase of futures contracts will tend to increase the Fund's exposure to positive and negative price fluctuations in the underlying instrument. The sales of futures contracts will tend to offset both positive and negative market price changes.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as change in net unrealized appreciation/depreciation on futures contracts. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted.
The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund's credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Fund's futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
(2). Forward Foreign Currency Exchange Contracts— The Fund is exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of the foreign currency.
The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss, upon settlement, when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty.
The Fund's forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).
The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.